CAPITAL INCOME BUILDER®
CAPITAL INCOME BUILDER®
Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.

The fund’s secondary objective is to provide you with growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 68 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - CAPITAL INCOME BUILDER®	Class A		Class 529-A		Class B	Class 529-B	Class C	Class 529-C	Class 529-E	Class 529-F-1	Class F-1	Class F-2	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		5.75%		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	5.00%	5.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAPITAL INCOME BUILDER®	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2		Class R-2E		Class R-3		Class R-4	Class R-5E		Class R-5	Class R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%		0.23%		0.23%		0.23%	0.23%		0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	0.99%	0.99%	0.50%	none	1.00%	0.74%		0.60%	[1]	0.50%		0.25%	none		none	none
Other expenses	0.12%	0.12%	0.16%	0.18%	0.16%	0.24%	0.25%	0.24%	0.19%	0.23%	0.16%	0.42%	[1]	0.19%		0.23%	[1]	0.16%	0.22%	[1]	0.12%	0.06%
Total annual fund operating expenses	0.59%	1.35%	1.39%	0.66%	0.39%	0.69%	1.47%	1.46%	0.92%	0.46%	1.39%	1.39%		1.02%		0.96%		0.64%	0.45%		0.35%	0.29%
[1]	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - CAPITAL INCOME BUILDER® - USD ($)	1 year	3 years	5 years	10 years
Class A	632	753	885	1,270
Class B	637	828	939	1,415
Class C	242	440	761	1,669
Class F-1	67	211	368	822
Class F-2	40	125	219	493
Class 529-A	641	783	937	1,384
Class 529-B	650	865	1,003	1,546
Class 529-C	249	462	797	1,746
Class 529-E	94	293	509	1,131
Class 529-F-1	47	148	258	579
Class R-1	142	440	761	1,669
Class R-2	142	440	761	1,669
Class R-2E	104	325	563	1,248
Class R-3	98	306	531	1,178
Class R-4	65	205	357	798
Class R-5E	46	144	252	567
Class R-5	36	113	197	443
Class R-6	30	93	163	368

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - CAPITAL INCOME BUILDER® - USD ($)	1 year	3 years	5 years	10 years
Class B	137	428	739	1,415
Class C	142	440	761	1,669
Class 529-B	150	465	803	1,546
Class 529-C	149	462	797	1,746

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended October 31, 2014, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   13.16% (quarter ended June 30, 2009)

Lowest   -14.29% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2015, was -5.34%.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Average Annual Returns - CAPITAL INCOME BUILDER®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	0.49%	7.61%	5.61%	9.49%	Jul. 30, 1987
Class B	B Before taxes	0.81%	7.77%	5.58%	7.82%	Mar. 15, 2000
Class C	C Before taxes	4.77%	8.02%	5.37%	6.98%	Mar. 15, 2001
Class F-1	F-1 Before taxes	6.54%	8.85%	6.19%	7.57%	Mar. 15, 2001
Class F-2	F-2 Before taxes	6.83%	9.11%		6.04%	Aug. 01, 2008
Class 529-A	529-A Before taxes	0.39%	7.52%	5.52%	7.26%	Feb. 19, 2002
Class 529-B	529-B Before taxes	0.68%	7.64%	5.46%	7.15%	Feb. 15, 2002
Class 529-C	529-C Before taxes	4.70%	7.95%	5.30%	6.88%	Feb. 20, 2002
Class 529-E	529-E Before taxes	6.26%	8.52%	5.85%	7.32%	Mar. 01, 2002
Class 529-F-1	529-F-1 Before taxes	6.75%	9.03%	6.36%	8.33%	Sep. 17, 2002
Class R-1	R-1 Before taxes	5.76%	8.03%	5.37%	6.59%	Jun. 11, 2002
Class R-2	R-2 Before taxes	5.78%	8.03%	5.36%	6.45%	May 31, 2002
Class R-3	R-3 Before taxes	6.23%	8.50%	5.84%	6.99%	Jun. 04, 2002
Class R-4	R-4 Before taxes	6.55%	8.84%	6.17%	7.30%	May 20, 2002
Class R-5	R-5 Before taxes	6.87%	9.17%	6.49%	7.62%	May 15, 2002
Class R-6	R-6 Before taxes	6.92%	9.22%		12.36%	May 01, 2009
After Taxes on Distributions | Class A	A After taxes on distributions	(0.69%)	6.62%	4.53%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	1.08%	5.89%	4.36%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	9.49%	Jul. 30, 1987
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.61%	7.07%	4.86%	8.30%	Jul. 30, 1987

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.